Deposits and Other Receivables - Schedule of Deposits and Other Receivables (Details)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 MYR (RM)
Deposits and Other Receivables [Abstract]
Advances to subcontractors	RM 101,134,288	$ 24,775,671	RM 820
Other deposits	150,820	36,948	33,427,600
Total	RM 101,285,108	$ 24,812,618	RM 33,428,420